21. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS (Details Narrative) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Mining [member]
ProvisionForEnvironmentalLiabitiesAndAssetRetiremmentObligationsLineItems [Line Items]
Provision for deactivating assets	R$ 279,000